Related Party Transactions (Details) $ in Thousands							1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2017	Dec. 21, 2012	Dec. 21, 2012	Jan. 21, 2012	Jan. 02, 2012 item	Jan. 02, 2012	May 31, 2017	Jul. 31, 2016	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2013 item	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2009 item	Dec. 31, 2008 item
Related Party Transaction [Line Items]
Satellite and transmission expenses | $									$ 117,912	$ 144,983		$ 239,973	$ 299,880	$ 555,803	$ 637,160	$ 717,231
EchoStar XVI
Related Party Transaction [Line Items]
Agreement Renewal Option Term			5 years	5 years
TT&C Agreement
Related Party Transaction [Line Items]
Purchase of renewal of agreement					1 year
Number of automatic renewal period					4
Notice period for termination of agreement					12 months
EchoStar
Related Party Transaction [Line Items]
Satellite and transmission expenses | $									1,000	72,000		$ 1,000	143,000	198,000	309,000	346,000
EchoStar | EchoStar XVI
Related Party Transaction [Line Items]
Agreement term from commencement of service date		4 years	4 years
Agreement Renewal Option Term								1 year
Additional term of renewal option	5 years	5 years	5 years				5 years	1 year
EchoStar | Telesat Transponder Agreement
Related Party Transaction [Line Items]
Agreement term																	15 years
Agreement Renewal Option Term												1 year
Agreement term with third party																	15 years
Number of DBS transponders available to receive services																	32
EchoStar | DISH Nimiq 5 Agreement
Related Party Transaction [Line Items]
Agreement term																	10 years
Number of DBS transponders currently used																	32
EchoStar | QuetzSat-1 Lease Agreement
Related Party Transaction [Line Items]
Agreement term with third party																		10 years
Number of DBS transponders available to receive services																		32
Number of DBS transponders currently used																		24
Number of transponders subleased											5
EchoStar | TT&C Agreement
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity					12 months	12 months
Number of automatic renewal period					4
Dish Network
Related Party Transaction [Line Items]
Satellite and transmission expenses | $									$ 56,000	$ 8,000		$ 112,000	$ 25,000	$ 93,000	$ 67,000	$ 67,000